SEGMENT INFORMATION - RECONCILIATION OF SEGMENT RESULTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($) [1]	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of reconciliation of segment results [line items]
Segment result	¥ 1,009,092	$ 144,948	¥ 1,068,800	¥ 1,347,132
Income tax expense	(261,128)	(37,509)	(289,766)	(335,364)
Profit for the year	747,964	$ 107,439	779,034	1,011,768
Eliminations [member]
Disclosure of reconciliation of segment results [line items]
Segment result	0		(25,270)	(8,988)
Income tax expense	0		0	0
Profit for the year	0		(25,270)	(8,988)
The Railway Transportation Business [member]
Disclosure of reconciliation of segment results [line items]
Segment result	1,045,581		1,120,148	1,341,601
Income tax expense	(262,942)		(291,202)	(328,727)
Profit for the year	782,639		828,946	1,012,874
All other segments [member]
Disclosure of reconciliation of segment results [line items]
Segment result	(36,489)		(26,078)	14,519
Income tax expense	1,814		1,436	(6,637)
Profit for the year	¥ (34,675)		¥ (24,642)	¥ 7,882

[1]	Translation of amounts from Renminbi ("RMB") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6.9618, the certified exchange rates for December 31, 2019 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31, 2019 or on any other date.